Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, New York 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Luminace Holdings, LLC Luminace ABS-2022 Depositor, LLC 200 Liberty Street, 14th Floor New York, New York 10281	11 May 2022

Re:	Luminace ABS-2022 Issuer, LLC (the “Issuer”)

Solar Asset Backed Notes, Series 2022-1 (the “Notes”)

Solar Asset Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by Luminace Holdings, LLC (the “Sponsor”), Luminace ABS-2022 Depositor, LLC (the “Depositor”) and Credit Suisse Securities (USA) LLC (“Credit Suisse,” together with the Sponsor and Depositor, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of (i) photovoltaic systems installed on commercial properties and the related agreements (the ”Host Customer Solar Assets”) and (ii) solar renewable energy certificates generated by photovoltaic systems (the ”Hedged SREC Solar Assets,” together with the Host Customer Solar Assets, the “Solar Assets”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “Brookfield_2022-ABS_Tape (02-23-2022).xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), containing:
(1)

A tab labeled “Data Tape – Site” (the “Host Customer Solar Asset Site Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Host Customer Solar Assets as of 17 February 2022 (the “Cut-Off Date”),

(2)

A tab labeled “Data Tape - Project” (the “Host Customer Solar Asset Project Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains project information relating to the Host Customer Solar Assets as the Cut-Off Date,

(3)

A tab labeled “<REDACTED>” (the “Counterparty 1 Hedged SREC Solar Asset Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a certain sponsor hedged SREC counterparty (the “Counterparty 1 Hedged SREC Solar Assets”) as the Cut-Off Date,

(4)

A tab labeled “<REDACTED>” (the “Counterparty 2 Hedged SREC Solar Asset Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to a certain sponsor hedged SREC counterparty (the “Counterparty 2 Hedged SREC Solar Assets”) as the Cut-Off Date and

(5)

A tab labeled “Project Specific” (the “Hedged SREC Solar Asset Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Hedged SREC Solar Assets as the Cut-Off Date and

ii.

Labeled “Brookfield_2022-ABS_Tape (04-08-2022) vF.xlsx” and the corresponding record layout and decode information, as applicable (the “Data File,” together with the Preliminary Data File, the “Provided Data Files”), containing:

(1)

A tab labeled “Data Tape – Site” (the “Updated Host Customer Solar Asset Site Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains information relating the Host Customer Solar Assets as of the Cut-Off Date,

(2)

A tab labeled “Data Tape - Project” (the “Updated Host Customer Solar Asset Project Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains project information relating the Host Customer Solar Assets as the Cut-Off Date,

(3)

A tab labeled “<REDACTED>” (the “Updated Counterparty 1 Hedged SREC Solar Asset Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Counterparty 1 Hedged SREC Solar Assets as the Cut-Off Date,

(4)

A tab labeled “<REDACTED>” (the “Updated Counterparty 2 Hedged SREC Solar Asset Worksheet ”) that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Counterparty 2 Hedged SREC Solar Assets as the Cut-Off Date and

a.	(continued)
ii.	(continued)
(5)

A tab labeled “Project Specific” (the “Updated Hedged SREC Solar Asset Worksheet”) that the Sponsor, on behalf of the Depositor, indicated contains information relating the Hedged SREC Solar Assets as the Cut-Off Date,

b.	Imaged copies of:
i.	The solar power purchase agreement or other related documents (collectively and as applicable, the ”PPA Agreement”),
ii.	A schedule and the corresponding record layout and decode information, as applicable (the “PSA Schedule”),
iii.	The notice of commencement date or other related documents (collectively and as applicable, the ”COD”),
iv.	The module data sheets or other related documents (collectively and as applicable, the ”Module Data Sheets”),
v.	The purchase order (the ”Purchase Order”),
vi.	The as-built drawings (the ”As-Built Drawings”),
vii.	The FERC Form No. 556 (the ”Form 556”),
viii.	The standard agreement for interconnection of small generator facilities with a capacity greater than 10kW but less than or equal to 10 MW (the “Interconnection Notice”),
ix.	The independent engineering report or other related documents (collectively and as applicable, the “Independent Engineering Report”),
x.	The booking document (the “Booking Document”),
xi.	The permission to operate document (the “PTO”),
xii.	The legal entity name change document (the “Name Change Document”),
xiii.	The easement agreement (the “Easement Agreement”),
xiv.	The department of buildings permit (the “Building Permit”),
xv.	The lease agreement or other related documents (collectively and as applicable, the ”Lease Agreement”),
xvi.	Imaged copies of the Moody’s rating screen shots or other related documents (collectively and as applicable, the “Moody’s Screen Shots”),
xvii.	Imaged copies of the S&P rating screen shots or other related documents (collectively and as applicable, the “S&P Screen Shots”) and
xviii.

Imaged copies of the shadow rating screen shots or other related documents (collectively and as applicable, the “Shadow Rating Screen Shots,” together with the PPA Agreement, PSA Schedule, COD, Module Data Sheets, Purchase Order, As-Built Drawings, Form 556, Interconnection Notice, Independent Engineering Report, Booking Document, PTO, Name Change Document, Easement Agreement, Building Permit, Lease Agreement, Moody’s Screen Shots and S&P Screen Shots, the “Source Documents”),

as applicable, that the Sponsor, on behalf of the Depositor, indicated relate to each Host Customer Solar Asset,

c.

A schedule labeled “Mappig & Tags_2022_02_04.xlsx” and the corresponding record layout and decode information, as applicable (the “Supplemental Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Host Customer Solar Assets,

d.

A schedule and the corresponding record layout and decode information, as applicable (the “Wholesale Markets Mapping Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the wholesale markets Host Customer Solar Asset Site Compared Characteristics (as defined herein) corresponding to each Host Customer Solar Asset,

e.

A schedule and the corresponding record layout and decode information, as applicable (the “Credit Rating Mapping Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the ratings scale for Moody’s Investor Service, Fitch Ratings and S&P Global Ratings,

f.

Imaged copies of the agreement for the purchase and sale of renewable energy certificates or other related documents (collectively and as applicable, each, a “Hedged SREC Agreement,” together with the Source Documents, Supplemental Schedule, Wholesale Markets Mapping Schedule and Credit Rating Mapping Schedule, the “Sources”) that the Sponsor, on behalf of the Depositor, indicated relate to each Hedged SREC Solar Asset,

g.

The list of relevant characteristics (the “Host Customer Solar Asset Site Compared Characteristics”) on the Host Customer Solar Asset Site Worksheet and Updated Host Customer Solar Asset Site Worksheet, which is shown on Exhibit 1 to Attachment A,

h.

The list of relevant characteristics (the “Host Customer Solar Asset Project Compared Characteristics”) on the Host Customer Solar Asset Project Worksheet and Updated Host Customer Solar Asset Project Worksheet, which is shown on Exhibit 2 to Attachment A,

i.

The relevant characteristic (the “Counterparty 1 Hedged SREC Solar Asset Compared Characteristic”) on the Counterparty 1 Hedged SREC Solar Asset Worksheet and Updated Counterparty 1 Hedged SREC Solar Asset Worksheet, which is shown on Exhibit 3 to Attachment A,

j.

The relevant characteristic (the “Counterparty 2 Hedged SREC Solar Asset Compared Characteristic”) on the Counterparty 2 Hedged SREC Solar Asset Worksheet and Updated Counterparty 2 Hedged SREC Solar Asset Worksheet, which is shown on Exhibit 4 to Attachment A,

k.

The list of relevant characteristics (the “Hedged SREC Solar Asset Compared Characteristics,” together with the Host Customer Solar Asset Site Compared Characteristics, Host Customer Solar Asset Project Compared Characteristics, Counterparty 1 Hedged SREC Solar Asset Compared Characteristic and Counterparty 2 Hedged SREC Solar Asset Compared Characteristic, the “Compared Characteristics”) on the Hedged SREC Solar Asset Worksheet and Updated Hedged SREC Solar Asset Worksheet, which is shown on Exhibit 5 to Attachment A,

l.

The list of relevant characteristics (the “Provided Characteristics”) on the Provided Data Files, which is shown on Exhibit 7 to Attachment A, on which the Sponsor, on behalf of the Depositor, instructed us to perform no procedures and

m.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the 376 Host Customer Solar Assets on the Host Customer Solar Asset Site Worksheet are referred to as Host Customer Solar Asset Numbers 1 through 376.

For the purpose of the procedures described in this report, the 50 Hedged SREC Solar Assets on the Hedged SREC Solar Asset Worksheet are referred to as Hedged SREC Solar Asset Numbers 1 through 50.

For the purpose of the procedures described in this report, certain information contained on the Provided Data Files is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Provided Data Files, Sources, Compared Characteristics, Provided Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources, Provided Characteristics or any other information provided to us, or that we were instructed to obtain, as applicable, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Solar Assets, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Solar Assets conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Solar Assets,
iii.	Whether the originator(s) of the Solar Assets complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Solar Assets that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

11 May 2022

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.	For each Host Customer Solar Asset on the Preliminary Data File, as applicable, we:

a.

Compared the Host Customer Solar Asset Site Compared Characteristics listed on Exhibit 1 to Attachment A, as shown on the Host Customer Solar Asset Site Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A and the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item.

The Source(s) that the Sponsor, on behalf of the Depositor, instructed us to use for each Host Customer Solar Asset Site Compared Characteristic are indicated on Exhibit 1 to Attachment A. Unless otherwise indicated in the notes to Exhibit 1 to Attachment A, where more than one Source is listed for a Host Customer Solar Asset Site Compared Characteristic, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File for the Host Customer Solar Asset Site Compared Characteristic agreed with the corresponding information on at least one of the Sources that are listed for such Host Customer Solar Asset Site Compared Characteristic on Exhibit 1 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Sources for any of the Host Customer Solar Asset Site Compared Characteristics listed on Exhibit 1 to Attachment A.

b.	Observed the existence of a Shadow Rating Screen Shot for each Host Customer Solar Asset with a shadow rating of “yes,” as shown on the Preliminary Data File.

2.

For each project corresponding to the Host Customer Solar Assets, we compared the Host Customer Solar Asset Project Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Host Customer Solar Asset Project Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 2 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Host Customer Solar Asset Project Compared Characteristic are shown on Exhibit 2 to Attachment A.

Attachment A Page 2 of 3

3.

For each Counterparty 1 Hedged SREC Solar Asset, we compared the Counterparty 1 Hedged SREC Solar Asset Compared Characteristic listed on Exhibit 3 to Attachment A, as shown on the Counterparty 1 Hedged SREC Solar Asset Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 3 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Counterparty 1 Hedged SREC Solar Asset Compared Characteristic are shown on Exhibit 3 to Attachment A.

4.

For each Counterparty 2 Hedged SREC Solar Asset , we compared the Counterparty 2 Hedged SREC Solar Asset Compared Characteristic listed on Exhibit 4 to Attachment A, as shown on the Counterparty 2 Hedged SREC Solar Asset Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 4 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Counterparty 2 Hedged SREC Solar Asset Compared Characteristic are shown on Exhibit 4 to Attachment A.

5.

For each Hedged SREC Solar Asset, we compared the Hedged SREC Solar Asset Compared Characteristics listed on Exhibit 5 to Attachment A, as shown on the Hedged SREC Solar Asset Worksheet, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 5 to Attachment A. The Source(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Hedged SREC Solar Asset Compared Characteristics are shown on Exhibit 5 to Attachment A.

6.

As instructed by the Sponsor, on behalf of the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in Items 1. through 5. and provided a list of such differences to the Sponsor.

The Preliminary Data File, as adjusted, is hereinafter referred to as the “Updated Preliminary Data File.”

Attachment A Page 3 of 3

7.	For each Solar Asset on the Updated Preliminary Data File and Data File, we:
a.

Compared each Host Customer Solar Asset Site Compared Characteristic on Exhibit 1 of Attachment A, all as shown on the Updated Preliminary Data File, to the corresponding information on the Data File. Except for the information shown on Exhibit 6 to Attachment A, all such compared information was found to be in agreement,

b.

Compared each Host Customer Solar Asset Project Compared Characteristic on Exhibit 2 of Attachment A, all as shown on the Updated Preliminary Data File, to the corresponding information on the Data File. All such compared information was found to be in agreement,

c.

Compared the Counterparty 1 Hedged SREC Solar Asset Compared Characteristic on Exhibit 3 of Attachment A, as shown on the Updated Preliminary Data File, to the corresponding information on the Data File. All such compared information was found to be in agreement,

d.

Compared the Counterparty 2 Hedged SREC Solar Asset Compared Characteristic on Exhibit 4 of Attachment A, as shown on the Updated Preliminary Data File, to the corresponding information on the Data File. All such compared information was found to be in agreement and

e.

Compared each Hedged SREC Solar Asset Compared Characteristic on Exhibit 5 of Attachment A, all as shown on the Updated Preliminary Data File, to the corresponding information on the Data File. All such compared information was found to be in agreement.

Exhibit 1 to Attachment A

Host Customer Solar Asset Site Compared Characteristics and Sources

Host Customer Solar Asset Site Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

AYLN#	AYLN#	PSA Schedule	i.

Contract type	Contract Type	PPA Agreement or Supplemental Schedule	ii., iii.

Customer	Customer	PPA Agreement or COD	ii.

State	State	PPA Agreement or Supplemental Schedule

Primary module technology	Primary Module Technology (Brookfield Revised 2-23-2022)	PPA Agreement, Module Data Sheets, Purchase Order, As-Built Drawings or Supplemental Schedule	ii.

Primary module OEM	Primary Module OEM	PPA Agreement, Module Data Sheets, Purchase Order, As-Built Drawings, Form 556 or Supplemental Schedule	ii.

Tracking_1	Tracking_1	PPA Agreement, Module Data Sheets, As-Built Drawings or Supplemental Schedule	ii.

Mounting_type_1	Mounting_Type_1	PPA Agreement, Module Data Sheets, As-Built Drawings or Supplemental Schedule	ii., iv.

Primary inverter OEM	Primary Inverter OEM	PPA Agreement, Module Data Sheets, As-Built Drawings or Supplemental Schedule	ii.

Term	Term	PPA Agreement or Booking Document	iii., v.

PPA rate years 1 through 35	2021 - 2050	PPA Agreement	iii.

Site DC kW	Site DC kW	PPA Agreement, COD, Module Data Sheets, Purchase Order, As-Built Drawings or Form 556	vi.

Combined COD	Combined COD	COD or PTO	vii.

PPA start	PPA Start	COD or PTO	vii.

Exhibit 1 to Attachment A

Host Customer Solar Asset Site Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Legal_entity	Legal_Entity	(a) COD and Name Change Document or (b) PPA Agreement and Name Change Document	ii.

Status	Status	COD, PTO or PSA Schedule	viii.

Updated	Updated	PSA Schedule	ii.

Project name	Project Name	PSA Schedule or Easement Agreement	ii.

Project level bucket	Project Level Bucket	PSA Schedule	ii.

Utility_connect	Utility_Connect	Interconnection Notice, PTO or Supplemental Schedule	ii.

Degradation rate	Degradation Rate	Independent Engineering Report

Moodys	Moodys	Moody’s Screen Shots	ix., x.

S&P	S&P	S&P Screen Shots	ix., x.

Minimum rating	Minimum Rating	Moody’s Screen Shots, S&P Screen Shots, Credit Rating Mapping Schedule and recalculation	ix., x., xi.

EPC_1	EPC_1	Supplemental Schedule, PPA Agreement or Building Permit	ii.

Primary Inverter_type_1_technology	Primary Inverter_Type_1_Technology	Supplemental Schedule or Module Data Sheet	ii., xii.

Interconnection_type	Interconnection_Type	Supplemental Schedule, PTO or Interconnection Notice	ii., xiii.

Wholesale markets	Balancing Authority	Supplemental Schedule, Wholesale Markets Mapping Schedule and recalculation	ii., iii., xiv.

PPA end	PPA End	(a) PPA Agreement and recalculation or (b) Booking Document and recalculation	iii., vii., xv.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the indicated Host Customer Solar Asset Site Compared Characteristics for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation or truncation.

iii.

The Sponsor, on behalf of the Depositor, instructed us not to compare the indicated Host Customer Solar Asset Site Compared Characteristics for any Host Customer Solar Asset with a corresponding value of <blank>, “0,” “N/A”, “No,” “variable rate” or “-,” as shown on the Preliminary Data File.

iv.

For the purpose of comparing the mounting_type_1 Host Customer Solar Asset Site Compared Characteristic for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a mounting_type_1 value of “Parking,” as shown on the Preliminary Data File, if the corresponding mounting_type_1 value, as shown on the applicable Source, was “Elevated Structure” or “Parking Canopy (and in accordance with any other applicable note(s)).

v.

For the purpose of comparing the term Host Customer Solar Asset Site Compared Characteristic for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to not take extensions into account, as applicable (and in accordance with any other applicable note(s)).

vi.

For the purpose of comparing the site DC kW Host Customer Solar Asset Site Compared Characteristic for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- 1.00 kWh or less.

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the indicated Host Customer Solar Asset Site Compared Characteristics for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the month and year of the indicated date, as shown on the Preliminary Data File, agreed with the month and year of the corresponding date, as shown on the applicable Source.

viii.

For the purpose of comparing the status Host Customer Solar Asset Site Compared Characteristic for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a status value of “In Operation,” as shown on the Preliminary Data File, if the combined COD, as shown on the applicable Source, is prior to the Cut-Off Date.

ix.

The Sponsor, on behalf of the Depositor, instructed us not to compare each of the indicated Host Customer Solar Asset Site Compared Characteristics for any Host Customer Solar Asset with a corresponding value of “Not Rated,” for any of the indicated Host Customer Solar Asset Site Compared Characteristics, as shown on the Preliminary Data File.

x.

For the purpose of comparing the indicated Host Customer Solar Asset Site Compared Characteristics for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the indicated value, as shown on the Preliminary Data File, agreed to at least one corresponding value, as shown on the applicable Source. We performed no procedures to reconcile any differences that may exist relating to the information on the Source(s) (and in accordance with any other applicable note(s)).

xi.

For the purpose of comparing the minimum rating Host Customer Solar Asset Site Compared Characteristic for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to recalculate the minimum of (i) the Moody’s Investor Service rating or (ii) the S&P Global Ratings rating, both as shown on the Moody’s Screen Shots and the S&P Screen Shots, respectively, in accordance with the Moody’s Investor Service rating equivalent, as shown on the Credit Rating Mapping Schedule (and in accordance with any other applicable note(s)).

xii.

For the purpose of comparing the primary Inverter_type_1_technology Host Customer Solar Asset Site Compared Characteristic for Host Customer Solar Asset Number 137, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a primary Inverter_type_1_technology value of “Central,” as shown on the Preliminary Data File, if the corresponding kW, as shown on the Module Data Sheet, is greater than 60 kW.

Exhibit 1 to Attachment A

Notes: (continued)

xiii.	For the purpose of comparing the interconnection_type Host Customer Solar Asset Site Compared Characteristic for:
a.

Host Customer Solar Asset Number 98, the Sponsor, on behalf of the Depositor, instructed us to note agreement with an interconnection_type value of “BTM,” as shown on the Preliminary Data File, if the corresponding PTO references the “NEM Program” and

b.

Host Customer Solar Asset Number 137, the Sponsor, on behalf of the Depositor, instructed us to note agreement with an interconnection_type value of “FTM,” as shown on the Preliminary Data File, if the corresponding Interconnection Notice references connections to “PJM.”

We performed no procedures to reconcile any differences that may exist relating to the information on the Source(s).

xiv.

For the purpose of comparing the wholesale markets Host Customer Solar Asset Site Compared Characteristic for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to take the wholesale markets on the Wholesale Markets Mapping Schedule that corresponds to the corresponding state and utility_connect values, both as shown on the Preliminary Data File (and in accordance with any other applicable note(s)).

xv.

For the purpose of comparing the PPA end Host Customer Solar Asset Site Compared Characteristic for each Host Customer Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to recalculate the PPA end by:

a.	Adding the term multiplied by twelve,

to

b.	The combined COD,

both as shown on the applicable Source (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Host Customer Solar Asset Project Compared Characteristics and Sources

Host Customer Solar Asset Project Compared Characteristic	Preliminary Data File Field Name	Source	Note

Project name	Project Name	Lease Agreement	i.

Lease information years 1 through 35	1 – 35	Lease Agreement	ii.

Notes:

i.	For identification purposes only.

ii.

The Sponsor, on behalf of the Depositor, instructed us not to compare the lease information years 1 through 35 Host Customer Solar Asset Project Compared Characteristic for any project corresponding to the Host Customer Solar Assets with a corresponding value of “0” or “-,” as shown on the Preliminary Data File.

Additionally, for the purpose of comparing the lease information years 1 through 35 Host Customer Solar Asset Project Compared Characteristics for any project corresponding to the Host Customer Solar Assets, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 3 to Attachment A

Counterparty 1 Hedged SREC Solar Asset Compared Characteristic and Source

Counterparty 1 Hedged SREC Solar Asset Compared Characteristic	Preliminary Data File Field Name	Source	Note

Site name	Site Name	Hedged SREC Agreement	i.

Note:

i.

For the purpose of comparing the site name Counterparty 1 Hedged SREC Solar Asset Compared Characteristic for each Counterparty 1 Hedged SREC Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the note above.

Exhibit 4 to Attachment A

Counterparty 2 Hedged SREC Solar Asset Compared Characteristic and Sources

Counterparty 2 Hedged SREC Solar Asset Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note

Site name	Site Name	Hedged SREC Agreement	i.

Note:

i.

For the purpose of comparing the site name Counterparty 2 Hedged SREC Solar Asset Compared Characteristic for each Counterparty 2 Hedged SREC Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors.

Additionally, for the purpose of comparing the site name Counterparty 2 Hedged SREC Solar Asset Compared Characteristic for each Counterparty 2 Hedged SREC Solar Asset, the Sponsor, on behalf of the Depositor, instructed us to note agreement with a site name value of “SM Logistics,” as shown on the Preliminary Data File, if the corresponding site name value, as shown in the Hedged SREC Agreement, was “ToysRUs.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the note above.

Exhibit 5 to Attachment A

Hedged SREC Solar Asset Compared Characteristics and Sources

Hedged SREC Solar Asset Compared Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)

Buyer	Buyer	Hedged SREC Agreement	i.

Market	Market	Hedged SREC Agreement	ii., iii.

Vintage start	Vintage Start	Hedged SREC Agreement	ii.

Vintage end	Vintage End	Hedged SREC Agreement	ii.

Hedged SREC prices ($/SREC) years 2022 through 2025	2022 - 2025	Hedged SREC Agreement	ii.

Notes:

i.	For identification purposes only.

ii.

The Sponsor, on behalf of the Depositor, instructed us not to compare the indicated Hedged SREC Solar Asset Compared Characteristics for any Hedged SREC Solar Asset with a corresponding value of <blank>, “0,” or “-,” as shown on the Preliminary Data File.

iii.

For the purpose of comparing the market Hedged SREC Solar Asset Compared Characteristic, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviations, truncations and spelling errors (and in accordance with any other applicable note(s)).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 6 to Attachment A

Host Customer Solar Asset Site Compared Characteristic

Differences Between the Updated Preliminary Data File and Data File

Host Customer Solar Asset Number	Host Customer Solar Asset Site Compared Characteristic	Updated Preliminary Data File Value	Data File Value

137	Updated	<Unable to locate>	Chicago City Solar
	Project name	<Unable to locate>	Chicago City Solar
	Project level bucket	<Unable to locate>	Chicago City Solar

Exhibit 7 to Attachment A

Provided Characteristics

Address

City

Zip

Offtaker Type

Primary Module Technology

Hedged SREC prices ($/SREC) year 2021

Note:	We performed no procedures to determine the accuracy, completeness or reasonable of the Provided Characteristics.